Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities:
Net Income	$ 159,406	$ 2,056,179
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from condemnation	0	2,071,352
Gain on sale of securities	(20,433)	0
Depreciation	193,528	193,528
Changes in assets and liabilities:
Increase in receivables	(3,463)	(22,469)
Decrease (increase) in prepaid expense	2,204	7,739
Increase (decrease) in accounts payable, accrued expenses and other liabilities	123,906	57,363
Increase in short-term investments - CDs	(1,247)	(264)
Net cash provided by operating activities	453,901	220,724
Cash Flows From Investing Activities
Cash used for the purchase of securities	(262,620)	(1,024,861)
Cash received from the sale of securities	215,084	0
Cash received from Grand Falls note receivable	126,000	0
Cash received for property condemnation	0	2,731,787
Cash received for demolition costs	0	346,700
Net cash provided by Investing Activities	78,464	2,053,627
Cash Flows From Financing Activities:
Cash used for payment of redemption of limited partnership units	(93,670)	(153,940)
Cash used for prepayment of redemption of limited partnership units	(103,634)	(74,460)
Cash used for distribution	(349,258)	0
Net Cash Used in Financing Activities	(546,562)	(228,400)
Net increase (decrease) in cash and cash equivalents	(14,197)	2,045,951
Cash and cash equivalents, beginning of period	5,646,046	4,059,370
Cash and cash equivalents, end of period	5,631,849	6,105,321
Non-cash:
Retired prepaid redemption	246,280	45,260
Draw on credit facility	0	1,841,123
Unrealized gain (loss) on securities	$ (118,689)	$ 151,985